Contingencies - Contingency Accruals (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Proceedings in Europe
Loss Contingencies [Line Items]
Accrual related to contingencies and legal proceedings	$ 4
Colombia
Loss Contingencies [Line Items]
Accrual related to contingencies and legal proceedings	$ 4